Shareholders' Equity - Trust	12 Months Ended
Dec. 31, 2018
Shareholders' Equity [Abstract]
Shareholders' Equity - Trust	SHAREHOLDERS' EQUITY - TRUST
Common Shares
The Company paid to holders of its common shares and holders of its common units distributions of $241.8 million, $252.3 million and $285.9 million during the years ended December 31, 2018, 2017 and 2016, respectively. On a per share basis, the Company paid common share and common unit distributions of $1.60, $1.675 and $1.90 during the years ended December 31, 2018, 2017 and 2016, respectively.
The following unaudited table summarizes the taxability of common share distributions (taxability for 2018 is estimated):

	2018	2017	2016

Ordinary dividend	$1.3676	$1.5369	$1.0319
Qualified dividend	—	0.0150	0.0013
Capital gain - 20%	0.0928	0.0482	—
IRC Sec 1250 unrecaptured gain - 25%	0.1396	0.0749	0.6176
Return of capital	—	—	0.2492
Total	$1.6000	$1.6750	$1.9000

The Company's tax return for the year ended December 31, 2018 has not been filed. The taxability information presented for the 2018 distributions is based upon the best available data at the time of this filing. In addition, certain of the Company's prior federal income tax returns may still be subject to examination by various taxing authorities. Because the application of tax laws and regulations is susceptible to varying interpretations, the taxability of distributions being reported here could be changed at a later date as a result of an examination and final determination by such taxing authorities.
Common units
The common units of the Operating Partnership not held by the Trust outstanding as of December 31, 2018 have the same economic characteristics as common shares of the Trust. The 3,520,205 outstanding common units of the Operating Partnership not held by the Trust share proportionately in the net income or loss and in any distributions of the Operating Partnership. The common units of the Operating Partnership not held by the Trust are redeemable at any time at the option of the holder. The Trust, as the sole general partner of the Operating Partnership, may at its option elect to settle the redemption in cash or through the exchange on a one-for-one basis with unregistered common shares of the Trust. The market value of the 3,520,205 outstanding common units based on the closing price of the common shares of the Company at December 31, 2018 was $147.4 million.
No common units were issued in connection with acquisitions during 2018, 2017 or 2016.
Dividend Reinvestment and Share Purchase Plan
The Company has a Dividend Reinvestment and Share Purchase Plan under which holders of common shares may elect to automatically reinvest their distributions in additional common shares and may make optional cash payments for additional common shares. The Company may issue additional common shares or repurchase common shares in the open market for purposes of satisfying its obligations under the Dividend Reinvestment and Share Purchase Plan. During the years ended December 31, 2018, 2017, and 2016, 36,807, 42,366, and 56,426 common shares, respectively, were issued through the Dividend Reinvestment and Share Purchase Plan. The Company used the proceeds to pay down outstanding borrowings under the Company's Credit Facility and for general corporate purposes.
Continuous Equity Offering
The Company has a continuous equity offering program in place for up to $200 million of equity, of which $125.0 million remains available. The Company did not sell any common shares pursuant to its continuous equity offering program during 2018, 2017 or 2016.
Noncontrolling Interest - Consolidated Joint Ventures
Noncontrolling interest - consolidated joint ventures includes third-party ownership interests in consolidated joint venture investments.
Share Repurchase
In September 2017, the Company’s Board of Trustees authorized a share repurchase plan under which the Company may purchase up to $250 million of the Company’s outstanding common shares through September 2019. Purchases made pursuant to the program will be made in either the open market or in privately negotiated transactions from time to time as permitted by securities laws and other legal requirements.
During the year ended December 31, 2016, the Company purchased an aggregate of 1.4 million common shares for $40.9 million as part of a previously authorized share repurchase plan. There were no share repurchases under this plan or the current plan in 2017 or 2018.